Trade, Other Receivables and Other assets - Summary of Trade Receivables and Other Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [abstract]
Trade receivables	€ 165	€ 156
Advance deposits	220	149
Net Investment in Lease	230	253
Total Trade and Other receivables	615	558
Current Grant receivables (RCAs)	145	693
Current Grant receivables (Others)		993
Total Current Grant receivables	145	1,686
Prepaid expenses	1,343	647
VAT receivable	342	356
Income and other tax receivables	25	251
Total Other current assets	1,711	1,253
Total Trade receivables, advances and other current assets	€ 2,471	€ 3,497